Equity - Summary of Income Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income statement [line items]
Income of the period	$ 1,773,640	$ 1,739,317	$ 1,646,329
Non-controlling interests income	124,522	166,854	62,825
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of income statement [line items]
Interest income and readjustments	528,150	553,937	579,176
Income of the period	16,490	(13,087)	(14,830)
Non-controlling interests income	$ 10,713	$ (4,500)	$ (5,001)